Property, plant and equipment (Schedule of Property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value (recast)	$ 2,221	$ 2,174
Additions	2,121	445
Disposals
Cost	(98)	(151)
Accumulated depreciation	69	97
Depreciation for the year	(541)	(384)
Impact of foreign exchange rate changes	(41)	40
Closing net book value	3,731	2,221
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value (recast)	95	128
Additions	112	39
Disposals
Cost		(10)
Accumulated depreciation		9
Depreciation for the year	(48)	(72)
Impact of foreign exchange rate changes	(3)	1
Closing net book value	156	95
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value (recast)	110	113
Additions	9	19
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(24)	(25)
Impact of foreign exchange rate changes		3
Closing net book value	95	110
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value (recast)	605	512
Additions	1,115	237
Disposals
Cost	(98)	(141)
Accumulated depreciation	69	88
Depreciation for the year	(145)	(104)
Impact of foreign exchange rate changes	(23)	13
Closing net book value	1,523	605
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value (recast)	925	901
Additions	719	131
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(217)	(123)
Impact of foreign exchange rate changes	(12)	16
Closing net book value	1,415	925
Leasehold improvements and right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value (recast)	486	520
Additions	166	19
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(107)	(60)
Impact of foreign exchange rate changes	(3)	7
Closing net book value	$ 542	$ 486